Tax matters - Schedule of tax recognized in equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other comprehensive income
Items not reclassified to profit or loss	€ 49	€ (510)	€ (82)
Actuarial gains or (-) losses on defined benefit pension plans	96	(530)	(165)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(19)	(13)	92
Financial liabilities at fair value with changes in results attributable to changes in credit risk	(26)	33	(9)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(2)	0	0
Items that may be reclassified to profit or loss	1,522	1,136	208
Cash flow hedges	912	278	5
Changes in the fair value of debt instruments through other comprehensive income	661	857	195
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(51)	1	8
Total	€ 1,571	€ 626	€ 126